Greater China Growth Portfolio as of February 28, 1997
PORTFOLIO OF INVESTMENTS (Unaudited)


Common Stocks -- 100.54%

                                            Shares                 Value
--------------------------------------------------------------------------------
China -- 0.45%

Industrial / Manufacturing -- 0.45%
--------------------------------------------------------------------------------
Shanghai Yaohua Pilkington                  5,649,563              $ 2,361,517
Glass manufacturer.
--------------------------------------------------------------------------------
                                                                   $ 2,361,517
--------------------------------------------------------------------------------

Total China (identified cost $5,785,969)                           $ 2,361,517
--------------------------------------------------------------------------------

Hong Kong -- 57.17%

Diversified Trading -- 25.36%
--------------------------------------------------------------------------------
China Everbright Pacific Ltd.               7,931,000              $ 5,889,306
Diversified company with
interests in retailing,
property investment and
development, hotels and
restaurant operations.

China Resources Enterprises                 8,650,000               19,437,198
Property investment and
development.

China Travel International Ltd.            14,122,000                7,477,361
Provides freight
forwarding and
transportation services
between China and Hong
Kong, express air freight
services in China.  Also
operates three scenic
parks in Shenzhen, China.

Cosco Pacific Ltd.                          7,000,000                9,763,153
Transportation, container
manufacturer (through JV),
owning and leasing.

Gold Lion Holdings Ltd.                     4,000,000                3,564,326
Markets and distributes
men's apparel and
accessories, ladies
handbags and shoes,
cosmetic products and
tobacco products.

Guang Nan Holdings Ltd.                     7,680,000               10,810,755
Trader of foodstuffs and
non-foodstuffs, processing
and distribution of
foodstuffs.

Guangdong Investment Ltd.                   4,000,000                3,900,096
Securities investment,
travel and transportation
services.

Guangzhou Investment Ltd.                   7,946,000                4,027,695
Property trading, development
and investment.

Hutchison Whampoa                           4,000,000               30,477,568
Diversified company with
interests in property
development, ports,
retailing, manufacturing,
telecommunications, media,
energy, finance and investment.

Li & Fung Ltd.                              7,184,000                5,844,874
Export trading of consumer
products.

Moulin International Holdings               7,000,000                5,107,575
Industrial, optical products.

NG Fung Hong Ltd.                           6,336,000                7,446,031
Trader of foodstuffs and
non-foodstuffs.

Shougang Concord
International
Enterprises Co.                            16,000,000                4,184,208
Trader of building and
construction materials.
Manufactures and installs
kitchen equipment. Sells
steel, electrical and
electronic products.

Texwinca Holdings Ltd.                      3,320,000                2,551,076
Produces and sells knitted
fabric and yarn.

Wharf Holdings Ltd.                         2,581,200               11,466,963
Diversified company with
interests in property
development and
investments, terminals and
warehousing, public
transportation and
communications.
--------------------------------------------------------------------------------
                                                                  $131,948,185
--------------------------------------------------------------------------------

Financial -- 9.04%
--------------------------------------------------------------------------------
Hang Seng Bank                                760,000              $ 8,784,255
Provides a full range of
banking and related
financial services and
compilation of Hang Seng
Index of 33 selected
stocks listed on the HK
Stock Exchange.

HSBC Holdings PLC                           1,400,000               34,171,036
Provides a comprehensive
range of banking and
related financial services
through an international
network of more than 3,000
offices in 71 countries in
Europe,the Asia Pacific
region, the Middle East
and the Americas.

National Mutual Ltd.                        3,738,000                4,079,100
Banking, finance and
insurance.
--------------------------------------------------------------------------------
                                                                   $47,034,391
--------------------------------------------------------------------------------

Industrial / Manufacturing -- 4.94%
--------------------------------------------------------------------------------
Chen Hsong Holdings                        10,820,000              $ 6,218,070
Manufactures and sells
plastic injection moulding
machines and related
products.

CIM Company Ltd.(1)                         1,800,000                2,273,013
Diversified company with
interests in property and
investment, public
transportation, trading
and hotel operations.

                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1997
PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



                                          Shares                 Value
--------------------------------------------------------------------------------
Industrial / Manufacturing (continued)
--------------------------------------------------------------------------------
Shanghai Industrial                      1,500,000          $   6,431,283
Holdings Ltd.
Manufacturer of cigarettes,
pharmaceuticals and car parts.

Siu Fung Ceramics Holdings               9,850,000                725,069
Ltd.
Manufacturer of a line of
ceramics, machinery and
equipment.

Varitronix International                 1,982,000              3,276,287
Ltd.
Designs, manufactures and
sells liquid crystal
displays and related
products.

VTECH Holdings Ltd.                      3,200,000              5,558,282
Designs, manufactures and
distributes electronic
toys and games, personal
computers, satellite
receivers, modems,
telephones and other
electronic products.

Zhenhai Refining & Chemical              3,158,000              1,223,494
Co.
Producer of petroleum and
petrochemical products.
--------------------------------------------------------------------------------
                                                            $  25,705,498
--------------------------------------------------------------------------------

Media -- 0.48%
--------------------------------------------------------------------------------
Oriental Press Group Ltd.                6,020,000          $   2,507,232
Newspaper and magazine
publisher.
--------------------------------------------------------------------------------
                                                            $   2,507,232
--------------------------------------------------------------------------------

Properties -- 17.26%
--------------------------------------------------------------------------------
Cheung Kong Holdings Ltd.                3,000,000          $  28,669,577
Property development and
construction.

Cheung Kong Infrastructure               1,482,000              4,191,415
Property development,
ownership and operation of
infrastructure businesses.

China Overseas Land &                   20,000,000             11,687,372
Investment
Property development and
investment, civil
engineering, foundation
works, project management
and general trading.

China Resources Beijing Land             1,234,000                701,191
Property development.

Hong Kong Land Holdings Ltd.             2,020,000              5,757,000
Commercial property
investment, development,
leasing and management.

Kerry Properties Ltd.                    1,100,000              2,841,129
Property development,
investment and management.

Lai Sun Development REIT                   800,000              1,198,440
Property development and
management.

New World Development                    3,740,000          $  23,183,614
Property investment and
development.

Sun Hung Kai Properties Ltd.             1,000,000             11,558,230
Property development and
investment,
hotel ownership.
--------------------------------------------------------------------------------
                                                            $  89,787,968
--------------------------------------------------------------------------------

Utilities -- 0.09%
--------------------------------------------------------------------------------
Harbin Power Co.                          2,600,000         $     476,793
The largest manufacturer of
power equipment in China,
which specializes in major
components for thermal
power generating stations
such as boilers and steam
turbines.
--------------------------------------------------------------------------------
                                                            $     476,793
--------------------------------------------------------------------------------

Total Hong Kong (identified cost $182,094,873)              $ 297,460,067
--------------------------------------------------------------------------------

Indonesia -- 0.57%

Diversified Trading -- 0.57%
--------------------------------------------------------------------------------
PT HM Sampoerna (Foreign)                   600,000           $ 2,978,102
Manufactures hand and machine
rolled cigarettes.
--------------------------------------------------------------------------------
                                                              $ 2,978,102
--------------------------------------------------------------------------------

Total Indonesia (identified cost $1,516,108)                  $ 2,978,102
--------------------------------------------------------------------------------

Malaysia -- 14.93%

Consumer Products -- 0.01%
--------------------------------------------------------------------------------
Hong Leong Industries Bhd                    65,500           $    82,823
Warrants*
Manufacturer and distributor
of building materials,
motorcycles and manufacturer
of packaging products,
integrated circuits and
semiconductors.
--------------------------------------------------------------------------------
                                                              $    82,823
--------------------------------------------------------------------------------

                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1997
PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



                                          Shares              Value
--------------------------------------------------------------------------------
Diversified Trading -- 9.38%
--------------------------------------------------------------------------------
Advance Synergy Bhd                       1,850,000           $ 3,590,859
Diversified company with
interests in property
development, the quarrying
and marketing of marble
and the operation of
sawmills and trading of
sawn wood.

Berjaya Group Bhd                         3,730,000             5,197,141
Diversified company with
interests in bicycle
production, finance,
infrastucture and property
development, gaming and
lottery and consumer marketing.

Ekran Bhd                                   830,000             2,974,731
Diversified company with
interests in property
development, timber
extraction and trading,
investment holding and
management services and
generating of electricity.

Konsortium Perkapalan Bhd                   575,000             3,936,374
Container haulage services.

Kumpulan Guthrie Bhd                      2,350,000             4,088,191
Plantation and property
development.

Magnum Corp. Bhd                          2,700,000             5,599,517
Operates the forecast
betting game, investment
holding company (property
development).

Multi-Purpose Holdings                    2,025,000             4,811,235
Diversified company with
interests in financial
services, property
development and
investment, gaming and
leisure.

Rashid Hussein Bhd                          235,000             1,902,144
Investment holdings,
financial and
management services.

Sime Darby Bhd                            3,072,000            11,628,632
Diversified company with
interests in plantation
operation, chemical
manufacturing, heavy
equipment and auto
distribution.

Tan Chong Motor Holdings Bhd              2,500,000             5,084,063
Diversified company with
interests in motor vehicle
manufacturing and sales,
equipment marketing,
garment and cosmetic
distribution and property
investment.
--------------------------------------------------------------------------------
                                                              $48,812,887
--------------------------------------------------------------------------------

Entertainment and Leisure -- 1.34%
--------------------------------------------------------------------------------
Berjaya Sports Toto Bhd                   1,200,000           $ 6,958,623
Runs Toto betting operations,
provides computer support
services for betting
operations.
--------------------------------------------------------------------------------
                                                              $ 6,958,623
--------------------------------------------------------------------------------

Financial -- 2.74%
--------------------------------------------------------------------------------
Malayan Banking Bhd                        400,000            $ 4,751,837
Engaged in all aspects of
banking in over 200
branches in Asia, Europe
and the U.S. including
mobile banking units that
provide services
to rural areas.

MBF Capital Bhd                          3,000,000              6,161,281
Investment holding company
(financial services,
stockbrokering, insurance,
leasing,
property development).

Public Bank Bhd (Foreign)                1,425,000              3,328,300
Full range of banking
services, financial
services, and investment
services.
--------------------------------------------------------------------------------
                                                              $14,241,418
--------------------------------------------------------------------------------

Properties -- 1.46%
--------------------------------------------------------------------------------

Land & General Bhd                       3,080,000            $ 6,263,566
Property development and
investment, investment
holding company.

S P Setia Bhd                              350,000              1,361,343
Prime developer with projects
located in fast growing areas
such as Selangor,
Johor and Kuala Lumpur.
--------------------------------------------------------------------------------
                                                              $ 7,624,909
--------------------------------------------------------------------------------

Total Malaysia (identified cost $59,940,051)                  $77,720,660
--------------------------------------------------------------------------------

Republic of Korea -- 2.72%

Industrial / Manufacturing -- 1.32%
--------------------------------------------------------------------------------
Haitai Electronics Co.                     188,750            $ 2,182,422
Manufacturer of turntables, car
audio and other audio equipment.

Samsung Electronics                         56,906              4,666,876
Manufacturer of home
appliances,
telecommunications
products, computers
 and semiconductors.
--------------------------------------------------------------------------------
                                                              $ 6,849,298
--------------------------------------------------------------------------------

                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1997
PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                   Shares           Value
--------------------------------------------------------------------------------
Insurance -- 0.52%
--------------------------------------------------------------------------------
Samsung Fire & Marine               4,510           $ 1,755,107
Insurance

Samsung Fire & Marine               3,920               963,270
Insurance (Preferred)
Fire and marine, auto and
individual pension insurance.
--------------------------------------------------------------------------------
                                                    $ 2,718,377
--------------------------------------------------------------------------------

Utilities -- 0.88%
--------------------------------------------------------------------------------
Korea Electric Power Corp.        160,000           $ 4,592,593
State run electric power
supplier.
--------------------------------------------------------------------------------
                                                    $ 4,592,593
--------------------------------------------------------------------------------

Total Republic of Korea
    (identified cost $16,020,751)                   $14,160,268
--------------------------------------------------------------------------------

Singapore -- 7.39%

Consumer - Retail -- 1.54%
--------------------------------------------------------------------------------
Cerebos Pacific Ltd.            1,129,000           $ 7,994,742
Manufacturer and
distributor of food
products.
--------------------------------------------------------------------------------
                                                    $ 7,994,742
--------------------------------------------------------------------------------

Financial -- 2.45%
--------------------------------------------------------------------------------
Overseas Union Bank             1,640,000           $12,763,093
(Foreign)
Commercial banking.
--------------------------------------------------------------------------------
                                                    $12,763,093
--------------------------------------------------------------------------------

Industrial/Manufacturing -- 1.98%
--------------------------------------------------------------------------------
Clipsal Industries Holdings     2,400,000           $ 9,840,000
Ltd.

Clipsal Industries Holdings       234,000               472,680
Ltd.  Warrants*
Develops, manufactures, and
markets electric installation
products.
--------------------------------------------------------------------------------
                                                    $10,312,680
--------------------------------------------------------------------------------

Transportation -- 1.42%
--------------------------------------------------------------------------------
Straits Steamship Land          1,969,000           $ 6,709,206

Straits Steamship Land            508,000               655,346
Warrants*
Shipping company.
--------------------------------------------------------------------------------
                                                    $ 7,364,552
--------------------------------------------------------------------------------

Total Singapore (identified cost $25,077,933)       $38,435,067
--------------------------------------------------------------------------------

Taiwan -- 8.00%

Industrial/Manufacturing -- 5.90%
--------------------------------------------------------------------------------
China Motor Co. Ltd.            1,688,200           $ 4,018,063
Car manufacturer.

China Steel                     8,133,375             7,713,702
Leading domestic steel
manufacturer with a
dominant market share in
steel products such as hot
rolled, cold rolled and
wire rod steel.

Formosa Chemical Fiber          1,573,577             2,538,765
Second largest global
nylon fiber manufacturer.

Formosa Plastics                  964,590             2,593,738
Principal supplier of
intermediate resins and
fiber to other group
members of the Formosa
Plastics Group.  Producer
of high density
polyethylene and polyvinyl
chloride.

Grand Pacific Petrochemicals      226,500               272,426
The company is the second
largest styrene monomer
producer.

Nan Ya Plastic                  3,813,075             9,144,729
Largest global downstream
plastics manufacturer and
Taiwan's largest polyester
fiber producer.

Standard Foods Taiwan Ltd.      2,100,000             4,425,872
Distributor of Quaker
brand oats in Taiwan,
developer of cereal
products with Quaker which
sells under a joint
Standard-Quaker brand name.
--------------------------------------------------------------------------------
                                                    $30,707,295
--------------------------------------------------------------------------------

Insurance -- 1.31%
--------------------------------------------------------------------------------
Cathay Life Insurance           1,049,950           $ 6,829,253
Underwrites endowment, life,
accident and medical policies
through a service
network of 22 branches,
341 operating units and
over 29,000 agents.
--------------------------------------------------------------------------------
                                                    $ 6,829,253
--------------------------------------------------------------------------------

Transportation -- 0.79%
--------------------------------------------------------------------------------
Wan Hai Lines Ltd.              1,328,750           $ 4,104,061
Shipping company.
--------------------------------------------------------------------------------
                                                    $ 4,104,061
--------------------------------------------------------------------------------

Total Taiwan (identified cost $32,450,669)          $41,640,609
--------------------------------------------------------------------------------

                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1997
PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



                                   Shares             Value
--------------------------------------------------------------------------------
Thailand -- 3.88%

Financial -- 2.06%
--------------------------------------------------------------------------------
Bangkok Bank Co. Ltd.              301,387            $ 2,654,059
(Foreign)

Bangkok Bank Co. Ltd.              239,813              1,630,184
(Public)
Largest commercial bank in
Thailand.  Provides
domestic, corporate,
commercial and retail
banking services.

Dhana Siam Finance               1,205,800              2,200,535
Provides finance and
security services
including industrial and
commercial loans,
investment consultancy,
underwriting and fund
management.

Siam Commercial Bank               750,000              4,258,236
Commercial bank operations
in 353 domestic and 7
international branches.
--------------------------------------------------------------------------------
                                                      $10,743,014
--------------------------------------------------------------------------------

Industrial / Manufacturing -- 0.19%
--------------------------------------------------------------------------------
Saha Union Corp. Ltd.            1,286,900            $   894,682

Saha Union Corp. Ltd.               79,300                 69,297
(Foreign)
Textile, footware and plastics manufacturer.
--------------------------------------------------------------------------------
                                                      $   963,979
--------------------------------------------------------------------------------

Utilities -- 1.63%
--------------------------------------------------------------------------------
Electricity Generating           3,352,770            $ 8,481,960
(Foreign)
EGCOMP was set up in 1992
for the purpose of partly
privatizing electricity in
Thailand.
--------------------------------------------------------------------------------
                                                      $ 8,481,960
--------------------------------------------------------------------------------

Total Thailand (identified cost $27,181,529)          $20,188,953
--------------------------------------------------------------------------------

Philippines -- 4.67%

Industrial / Manufacturing -- 2.98%
--------------------------------------------------------------------------------
Bacnotan Consolidated              544,272            $ 1,880,970
Industries
Owner of companies that
produce building
materials, primarily
cement.

Belle Corp.                      30,591,000             9,758,821
Property developer,
gambling concessions.

Fortune Cement Corp.             7,000,000              3,854,699
Manufactures and
distributes cement.
--------------------------------------------------------------------------------
                                                      $15,494,490
--------------------------------------------------------------------------------

Telecommunications -- 1.69%
--------------------------------------------------------------------------------
Philippine Long Distance          144,700           $ 8,392,600
Telephone ADR
Fixed line operator.

Pilipino Telephone                639,100               412,612
Cellular phone operator.
--------------------------------------------------------------------------------
                                                    $ 8,805,212
--------------------------------------------------------------------------------

Total Philippines
    (identified cost $21,071,374)                   $24,299,702
--------------------------------------------------------------------------------

United States -- 0.75%

Industrial / Manufacturing -- 0.75%
--------------------------------------------------------------------------------
AES China Generating Co.          210,000           $ 3,885,000
Class A
Electric generating
facilities.
--------------------------------------------------------------------------------
                                                    $ 3,885,000
--------------------------------------------------------------------------------

Total United States
    (identified cost $3,405,000)                    $ 3,885,000
--------------------------------------------------------------------------------

Total Common Stocks
    (identified cost $374,544,257)                  $523,129,945
--------------------------------------------------------------------------------

Total Investments -- 100.54%
    (identified cost $374,544,257)                  $523,129,945
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (0.54)%           $ (2,817,610)
--------------------------------------------------------------------------------

Net Assets -- 100%                                  $520,312,335
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt
/1/ Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

*   Non-income producing security.


                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Top Ten Holdings

                                                                 Percentage
                                     Industry                    of Net
Company                              Sector                      Assets        Value
--------------------------------------------------------------------------------------------
HSBC Holdings PLC                    Financial                      6.57%      $34,171,036
Hutchison Whampoa                    Diversified Trading            5.86        30,477,568
Cheung Kong Holdings Ltd.            Properties                     5.51        28,669,577
New World Development                Properties                     4.46        23,183,614
China Resources Enterprises          Diversified Trading            3.74        19,437,198
Overseas Union Bank (Foreign)        Financial                      2.45        12,763,093
China Overseas Land & Investment     Properties                     2.25        11,687,372
Sime Darby Bhd                       Diversified Trading            2.23        11,628,632
Sun Hung Kai Properties Ltd.         Properties                     2.22        11,558,230
Wharf Holdings Ltd.                  Diversified Trading            2.20        11,466,963


Top Ten Industry Sectors

                                   Percentage
                                   of Net
Industry Sector                    Assets         Value
-----------------------------------------------------------------
Diversified Trading                 35.31 %       $183,739,174
Properties                          18.72           97,412,877
Industrial/Manufacturing            18.50           96,279,757
Financial                           16.29           84,781,916
Utilities                            2.60           13,551,346
Transportation                       2.20           11,468,613
Insurance                            1.83            9,547,630
Telecommunications                   1.69            8,805,212
Consumer - Retail                    1.54            7,994,742
Entertainment and Leisure            1.34            6,958,623




                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of February 28, 1997
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $374,544,257)                               $523,129,945
Cash                                                                       381
Foreign currency, at value
    (identified cost, $3,498,741)                                    3,498,092
Receivable for investments sold                                      1,991,498
Dividends and interest receivable                                      352,815
Deferred organization expenses (Note 1C)                                20,313
--------------------------------------------------------------------------------
Total assets                                                      $528,993,044
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                 $  4,778,051
Payable for foreign capital gains tax                                  663,311
Demand note payable (Note 7)                                         3,083,000
Payable for open forward foreign currency contracts                      1,991
Payable to affiliate for Trustees' fees                                  3,309
Accrued expenses                                                       151,047
--------------------------------------------------------------------------------
Total liabilities                                                 $  8,680,709
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio         $520,312,335
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals           $371,729,991
Net unrealized appreciation of investments and foreign
     currency transactions (computed on the basis of
     identified cost)                                              148,582,344
--------------------------------------------------------------------------------
Total                                                             $520,312,335
--------------------------------------------------------------------------------


Statement of Operations

For the Six Months Ended
February 28, 1997
Investment Income
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $266,431)                        $  3,481,573
Interest                                                                13,188
--------------------------------------------------------------------------------
Total income                                                      $  3,494,761
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                   $  1,933,737
Administration fee (Note 2)                                            637,057
Compensation of Trustees not members of the
    Administrator's organization (Note 2)                                9,437
Custodian fee                                                          358,743
Legal and accounting services                                           47,452
Amortization of organization expenses (Note 1C)                         14,202
Registration fees                                                          260
Miscellaneous                                                           20,806
--------------------------------------------------------------------------------
Total expenses                                                    $  3,021,694
--------------------------------------------------------------------------------
Less Allocations --
    Reduction of custodian fee                                    $     69,819
--------------------------------------------------------------------------------
Total expense reductions                                          $     69,819
--------------------------------------------------------------------------------

Net expenses                                                      $  2,951,875
--------------------------------------------------------------------------------

Net investment income                                             $    542,886
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)               $  3,021,215
    Foreign currency transactions                                     (182,978)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                      $  2,838,237
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                           $ 74,977,745
    Foreign currency transactions                                       14,583
--------------------------------------------------------------------------------
Net change in unrealized appreciation of investments              $ 74,992,328
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments                   $ 77,830,565
--------------------------------------------------------------------------------

Net increase in net assets from operations                        $ 78,373,451
--------------------------------------------------------------------------------

                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                       Six Months Ended
Increase (Decrease)                    February 28, 1997       Year Ended
in Net Assets                          (Unaudited)             August 31, 1996
------------------------------------------------------------------------------
From operations --
    Net investment income                $     542,886        $   5,301,525
    Net realized gain on investments         2,838,237           13,787,497
    Change in unrealized
       appreciation (depreciation)          74,992,328           16,641,291
------------------------------------------------------------------------------
Net increase in net assets resulting
    from operations                      $  78,373,451        $  35,730,313
------------------------------------------------------------------------------
Capital transactions --
    Contributions                        $ 135,016,664        $ 135,099,898
    Withdrawals                           (203,375,339)        (250,949,710)
------------------------------------------------------------------------------
Net decrease in net assets from
    capital transactions                 $ (68,358,675)       $(115,849,812)
------------------------------------------------------------------------------

Net increase (decrease) in net assets    $  10,014,776        $ (80,119,499)
------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------
At beginning of period                   $ 510,297,559        $ 590,417,058
------------------------------------------------------------------------------
At end of period                         $ 520,312,335        $ 510,297,559
------------------------------------------------------------------------------

                       See notes to financial statements

Greater China Growth Portfolio  as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                Six Months Ended                  Year Ended August 31,
                                                February 28, 1997 ---------------------------------------------------------
                                                (Unaudited)          1996           1995            1994         1993 *
---------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------------------------
Expenses /(1)/                                       1.19%+          1.19%           1.10%          1.15%        1.38%+
Net expenses, after
     custodian fee reduction                         1.16%+          1.12%             --             --           --
Net investment income (loss)                         0.21%+          0.94%           1.35%          0.73%        0.38%+

Portfolio Turnover                                     15%             42%             32%            36%          18%
---------------------------------------------------------------------------------------------------------------------------
Average Commission Rate Paid /(2)/               $ 0.0044        $ 0.0070        $     --       $     --     $     --
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)         $520,312        $510,298        $590,417       $732,613     $208,043
---------------------------------------------------------------------------------------------------------------------------

* For the period from the start of business, October 28, 1992, to August 31, 1993.

+    Annualized.

/(1)/The expense ratios for the year ended August 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before August 31, 1995 have not been adjusted to reflect this change.

/(2)/Average commission rate paid is computed dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions were charged.


                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies
--------------------------------------------------------------------------------
    Greater China Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company which was organized as a trust under the laws of the State of New York on September 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.


    C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by the credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fee is reflected as a reduction of operating expense in the Statement of Operations.

    E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

    F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on

Greater China Growth Portfolio  as of February 28, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

    H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

    I Other -- Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

    J Interim Financial Information -- The interim financial statements relating to February 28, 1997 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions
    with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1997 the adviser fee was equivalent to 0.75% (annualized) of average net assets. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the period ended February 28, 1997, the administrative fee was 0.25% (annualized) of average net assets. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain of the officers and Trustees of the Portfolio are officers or directors/trustees of the above organizations.

3   Investment Transactions
    ----------------------------------------------------------------------------
    Purchases and sales of investments, other than short-term obligations, aggregated $75,775,971 and $130,222,008, respectively.

4   Federal Income Tax Basis of Investments
    ----------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investments owned at February 28, 1997, as computed on a federal income tax basis, were as follows:

    Aggregate cost                                $374,544,257
    ----------------------------------------------------------------------------
    Gross unrealized appreciation                  171,037,632

    Gross unrealized depreciation                  (22,451,944)
    ----------------------------------------------------------------------------

    Net unrealized appreciation                   $148,585,688
    ----------------------------------------------------------------------------

5   Risks Associated with Foreign Investments
    ----------------------------------------------------------------------------
    Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and

Greater China Growth Portfolio as of February 28, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6   Financial Instruments
    ----------------------------------------------------------------------------
    The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

    A summary of obligations under these financial instruments at February 28, 1997, were as follows:

                                                Deliver                 Net Unrealized
     Settlement Date        In Exchange for     (in U.S. Dollars)       Appreciation
    -------------------------------------------------------------------------------------
     3/03/97                Maylasian Ringgit       $718,241                $564

     3/03/97                Maylasian Ringgit       $ 95,139                $ 75
    ------------------------------------------------------------------------------------
     Total                                          $813,380                $639
    ------------------------------------------------------------------------------------

7   Line of Credit
    ----------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a committed $120 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the bank's adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio had borrowings of $3,083,000 during the period.

Greater China Growth Portfolio

Officers                               Independent Trustees
Hon. Robert Lloyd George               Hon. Edward K.Y. Chen
President, Trustee and                 Professor and Director, Center for Asian Studies,
Co-Portfolio Manager                   University of Hong Kong

James B. Hawkes                        Donald R. Dwight
Vice President and Trustee             President, Dwight Partners, Inc.
                                       Chairman, Newspapers of New England, Inc.
Scobie Dickinson Ward
Vice President, Assistant              Samuel L. Hayes, III
Secretary, Assistant Treasurer,        Jacob H. Schiff Professor of Investment Banking,
and Co-Portfolio Manager               Harvard University Graduate School of
                                       Business Administration
William Walter Raleigh Kerr
Vice President and                     Norton H. Reamer
Assistant Treasurer                    President and Director, United Asset
                                       Management Corporation
James L. O'Connor
Vice President and Treasurer

Thomas Otis
Vice President and Secretary